Note 23 - Other liabilities - Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Note 23 - Other liabilities
Post-employment benefits	$ 117,506	$ 108,936
Other long-term benefits	91,435	71,446
Miscellaneous	62,327	49,760
Other non-current liabilities	$ 271,268	$ 230,142